Pay vs Performance Disclosure - USD ($)		12 Months Ended			22 Months Ended
	Nov. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 01, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Mr. Flanders ($)(1)	Summary Compensation Table Total for Mr. Soistman ($)(1)	Compensation Actually Paid to Mr. Flanders ($)(1)(2)(3)	Compensation Actually Paid to Mr. Soistman ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Company-Selected Measure: Adjusted EBITDA ($ Millions)(5)
							Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	—	6,215,508	—	(190,934)	1,309,990	368,831	5.04	98.85	(88.7)	(41.7)
2021	8,691,031	10,645,998	(2,040,305)	5,509,412	2,054,705	(333,049)	26.54	175.90	(104.4)	(22.7)
2020	11,809,419	—	7,392,654	—	2,806,447	925,177	73.49	147.13	45.5	91.4

Company Selected Measure Name		djusted EBITDA
Named Executive Officers, Footnote [Text Block]	Scott N. Flanders was our PEO for all of 2020 and during 2021 through November 1, 2021. Francis S. Soistman became our PEO on November 1, 2021 and was our PEO for the remainder of the year and through all of 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Year	Non-PEO NEOs
2022	John J. Stelben	Christine A. Janofsky	Phillip A. Morelock	Roman V. Rariy	Gavin G. Galimi
2021	Derek N. Yung	Christine A. Janofsky	Phillip A. Morelock	Timothy C. Hannan	John E. Pierantoni
2020	Derek N. Yung	Gregg R. Ratkovic	Phillip A. Morelock	Timothy C. Hannan

Peer Group Issuers, Footnote [Text Block]		The peer group total shareholder return (“TSR”) set forth in this table reflects the TSR of the Research Data Group Internet Composite Index (“RDG Internet Composite Index”), which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the RDG Internet Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Mr. Flanders:

Year	Summary Compensation Table Total Amount for Mr. Flanders ($)	Exclusion of Stock Awards and Option Awards for Mr. Flanders ($)	Inclusion of Equity Values for Mr. Flanders ($)	Compensation Actually Paid to Mr. Flanders ($)
2021	8,691,031	(5,591,170)	(5,140,166)	(2,040,305)
2020	11,809,419	(10,878,273)	6,461,508	7,392,654
Mr. Soistman:

Year	Summary Compensation Table Total Amount for Mr. Soistman ($)	Exclusion of Stock Awards and Option Awards for Mr. Soistman ($)	Inclusion of Equity Values for Mr. Soistman ($)	Compensation Actually Paid to Mr. Soistman ($)
2022	6,215,508	(4,624,500)	(1,781,942)	(190,934)
2021	10,645,998	(10,108,505)	4,971,919	5,509,412
Non-PEO NEOs:

Year	Average Summary Compensation Table Total Amount for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,309,990	(796,276)	(144,883)	368,831
2021	2,054,705	(1,778,196)	(609,558)	(333,049)
2020	2,806,447	(2,363,803)	482,533	925,177
The amounts in the Inclusion of Equity Values in the tables above (or in the case of the Non-PEO NEOs, the Average Inclusion of Equity Values) are derived from the amounts set forth in the following tables:
Mr. Flanders:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Mr. Flanders ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Mr. Flanders ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Flanders ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Mr. Flanders ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Flanders ($)	Total - Inclusion of Equity Values for Mr. Flanders ($)
2021	—	—	—	22,499	(5,162,665)	(5,140,166)
2020	5,595,151	(159,187)	—	1,025,544	—	6,461,508
Mr. Soistman:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Mr. Soistman ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Mr. Soistman ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Soistman ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Mr. Soistman ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Soistman ($)	Total - Inclusion of Equity Values for Mr. Soistman ($)
2022	2,178,000	(3,653,520)	444,750	(751,172)	—	(1,781,942)
2021	4,936,182	—	35,737	—	—	4,971,919
Non-PEO NEOs:

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Non-NEO PEOs ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	189,173	—	18,673	(58,256)	(294,473)	(144,883)
2021	289,549	(247,149)	—	(70,904)	(581,054)	(609,558)
2020	858,408	(339,948)	—	(35,927)	—	482,533

Non-PEO NEO Average Total Compensation Amount		$ 1,309,990	$ 2,054,705	$ 2,806,447
Non-PEO NEO Average Compensation Actually Paid Amount		$ 368,831	(333,049)	925,177
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Mr. Flanders:

Year	Summary Compensation Table Total Amount for Mr. Flanders ($)	Exclusion of Stock Awards and Option Awards for Mr. Flanders ($)	Inclusion of Equity Values for Mr. Flanders ($)	Compensation Actually Paid to Mr. Flanders ($)
2021	8,691,031	(5,591,170)	(5,140,166)	(2,040,305)
2020	11,809,419	(10,878,273)	6,461,508	7,392,654
Mr. Soistman:

Year	Summary Compensation Table Total Amount for Mr. Soistman ($)	Exclusion of Stock Awards and Option Awards for Mr. Soistman ($)	Inclusion of Equity Values for Mr. Soistman ($)	Compensation Actually Paid to Mr. Soistman ($)
2022	6,215,508	(4,624,500)	(1,781,942)	(190,934)
2021	10,645,998	(10,108,505)	4,971,919	5,509,412
Non-PEO NEOs:

Year	Average Summary Compensation Table Total Amount for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,309,990	(796,276)	(144,883)	368,831
2021	2,054,705	(1,778,196)	(609,558)	(333,049)
2020	2,806,447	(2,363,803)	482,533	925,177
The amounts in the Inclusion of Equity Values in the tables above (or in the case of the Non-PEO NEOs, the Average Inclusion of Equity Values) are derived from the amounts set forth in the following tables:
Mr. Flanders:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Mr. Flanders ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Mr. Flanders ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Flanders ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Mr. Flanders ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Flanders ($)	Total - Inclusion of Equity Values for Mr. Flanders ($)
2021	—	—	—	22,499	(5,162,665)	(5,140,166)
2020	5,595,151	(159,187)	—	1,025,544	—	6,461,508
Mr. Soistman:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Mr. Soistman ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Mr. Soistman ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Soistman ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Mr. Soistman ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Soistman ($)	Total - Inclusion of Equity Values for Mr. Soistman ($)
2022	2,178,000	(3,653,520)	444,750	(751,172)	—	(1,781,942)
2021	4,936,182	—	35,737	—	—	4,971,919
Non-PEO NEOs:

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested during Year for Non-NEO PEOs ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	189,173	—	18,673	(58,256)	(294,473)	(144,883)
2021	289,549	(247,149)	—	(70,904)	(581,054)	(609,558)
2020	858,408	(339,948)	—	(35,927)	—	482,533

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return and Peer Group Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSRs for the Company and the RDG Internet Composite Index over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and the average of Compensation Actually Paid to our Non-PEO NEOs, and our adjusted EBITDA during the three most recently completed fiscal years. Adjusted EBITDA was calculated by excluding the impact from preferred stock, income tax expense (benefit), depreciation and amortization, stock-based compensation expense, impairment charges, restructuring charges, amortization of intangible assets, other income (expense), net, and other non-recurring charges from GAAP net income (loss) attributable to common stockholders. Other non-recurring charges to GAAP net income (loss) attributable to common stockholders may include transaction expenses in connection with capital raising transactions (whether debt, equity or equity-linked) and acquisitions, whether or not consummated, purchase price adjustments and the cumulative effect of a change in accounting principles. A reconciliation between GAAP net income (loss) attributable to common stockholders and adjusted EBITDA is included in Appendix A to this proxy statement.

Tabular List [Table Text Block]

Most Important Performance Measures
GAAP Revenue
Adjusted Cash Outflow
Adjusted EBITDA

Total Shareholder Return Amount		$ 5.04	26.54	73.49
Peer Group Total Shareholder Return Amount		98.85	175.90	147.13
Net Income (Loss)		$ (88,700,000)	$ (104,400,000)	$ 45,500,000
Company Selected Measure Amount		(41,700,000)	(22,700,000)	91,400,000
PEO Name	Francis S. Soistman				Scott N. Flanders
Additional 402(v) Disclosure [Text Block]		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect amounts shown in the “Total” column of the Summary Compensation Table or compensation actually earned, realized, or received by the Company’s named executive officers for the fiscal years indicated. Instead, these amounts reflect amounts shown in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		GAAP Revenue
Non-GAAP Measure Description [Text Block]		We determined adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA was calculated by excluding the impact from preferred stock, income tax expense (benefit), depreciation and amortization, stock-based compensation expense, impairment charges, restructuring charges, amortization of intangible assets, other income (expense), net, and other non-recurring charges from GAAP net income (loss) attributable to common stockholders. Other non-recurring charges to GAAP net income (loss) attributable to common stockholders may include transaction expenses in connection with capital raising transactions (whether debt, equity or equity-linked) and acquisitions, whether or not consummated, purchase price adjustments and the cumulative effect of a change in accounting principles. A reconciliation between GAAP net income (loss) attributable to common stockholders and adjusted EBITDA is included in Appendix A to this proxy statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Cash Outflow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Soistman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 6,215,508	$ 10,645,998
PEO Actually Paid Compensation Amount		(190,934)	5,509,412
Flanders [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			8,691,031	$ 11,809,419
PEO Actually Paid Compensation Amount			(2,040,305)	7,392,654
PEO [Member] | Soistman [Member] | Stock And Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,624,500)	(10,108,505)
PEO [Member] | Soistman [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,781,942)	4,971,919
PEO [Member] | Soistman [Member] | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		2,178,000	4,936,182
PEO [Member] | Soistman [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(3,653,520)	0
PEO [Member] | Soistman [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		444,750	35,737
PEO [Member] | Soistman [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(751,172)	0
PEO [Member] | Soistman [Member] | Equity Awards Granted In Prior Years Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0
PEO [Member] | Flanders [Member] | Stock And Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,591,170)	(10,878,273)
PEO [Member] | Flanders [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,140,166)	6,461,508
PEO [Member] | Flanders [Member] | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	5,595,151
PEO [Member] | Flanders [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	(159,187)
PEO [Member] | Flanders [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Flanders [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			22,499	1,025,544
PEO [Member] | Flanders [Member] | Equity Awards Granted In Prior Years Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(5,162,665)	0
Non-PEO NEO [Member] | Stock And Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(796,276)	(1,778,196)	(2,363,803)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(144,883)	(609,558)	482,533
Non-PEO NEO [Member] | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		189,173	289,549	858,408
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	(247,149)	(339,948)
Non-PEO NEO [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		18,673	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(58,256)	(70,904)	(35,927)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ (294,473)	$ (581,054)	$ 0